OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING SEGMENTS

	Six Months Ended June 30, 2026
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$2,358	$6,863	$9,221
Total	2,358	6,863	9,221

Cost of revenues
External	1,310	5,260	6,570
Total	1,310	5,260	6,570

Segment operational loss (gain)	(289)	15,906	15,617
Loss on revaluation of warrant liability			-
Financial expenses (income), net			-
Tax expenses			-
Net loss			$15,617

	Six Months Ended June 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$2,332	$375	$2,707
Total	2,332	375	2,707

Cost of revenues
External	1,847	10	1,857
Total	1,847	10	1,857

Segment operational loss	66	13,306	13,372
Loss on revaluation of warrant liability			3,735
Financial expenses (income), net			(187)
Tax expenses			-
Net loss			$16,920

	Three Months Ended June 30, 2026
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,491	$4,413	$5,904
Total	1,491	4,413	5,904

Cost of revenues
External	611	2,781	3,392
Total	611	2,781	3,392

Segment operational loss	(295)	7,884	7,590
Loss on revaluation of warrant liability			-
Financial expenses (income), net			(254)
Tax expenses			-
Net loss			$7,336

	Three Months Ended June 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$979	$181	$1,160
Total	979	181	1,160

Cost of revenues
External	890	-	890
Total	890	-	890

Segment operational loss	140	6,657	6,797
Loss on revaluation of warrant liability			4,135
Financial expenses, net			223
Tax expenses			-
Net loss			$11,155

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 12 - OPERATING SEGMENTS AND MAJOR CUSTOMERS (CONTINUED)

	As at June 30, 2026
	Precision Metal Parts	Smart Carts	Total
Segment assets	$4,148	$70,032	$74,180

Segment liabilities	$1,494	$9,799	$11,293

	As at December 31, 2025
	Precision Metal Parts	Smart Carts	Total
Segment assets	$2,871	$82,289	$85,160

Segment liabilities	$1,138	$7,601	$8,739

SCHEDULE OF MAJOR CUSTOMER
b)	Major customer data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Six months ended
	June 30
	2026	2025

Customer A	28%	14%
Customer B	46%	-